LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.90%
Argentina–6.89%
†MercadoLibre	21,317	$ 23,075,226
		23,075,226
Brazil–1.57%
Ambev ADR	2,321,452	5,246,481
		5,246,481
China–17.22%
†Alibaba Group Holding ADR	70,507	20,727,648
†Baidu ADR	47,095	5,961,756
Budweiser Brewing	518,513	1,516,567
Tencent Holdings	183,800	12,414,472
†Trip.com Group ADR	197,674	6,155,568
†Yum China Holdings	205,640	10,888,638
		57,664,649
Denmark–1.04%
Novo Nordisk Class B	50,225	3,479,818
		3,479,818
France–0.80%
Sodexo	37,442	2,669,006
		2,669,006
Japan–2.11%
FANUC	36,800	7,062,487
		7,062,487
Netherlands–5.73%
†Adyen	7,242	13,357,746
NXP Semiconductors	46,566	5,811,902
		19,169,648
Switzerland–8.06%
Nestle	57,771	6,875,440
Novartis	83,947	7,288,641
Roche Holding	37,397	12,809,989
		26,974,070
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–5.74%
Experian	241,040	$ 9,056,923
Reckitt Benckiser Group	40,583	3,957,055
Unilever CVA	102,448	6,221,393
		19,235,371
United States–49.74%
†Alphabet Class A	9,339	13,687,238
†Amazon.com	7,959	25,060,742
†Autodesk	23,598	5,451,374
†Boeing	48,060	7,942,396
Colgate-Palmolive	65,124	5,024,317
Core Laboratories	12,328	188,125
Deere & Co.	59,927	13,281,621
Expeditors International of Washington	54,226	4,908,538
†Facebook Class A	66,037	17,295,090
Microsoft	60,173	12,656,187
Oracle	225,088	13,437,754
QUALCOMM	63,185	7,435,611
†salesforce.com	52,598	13,218,929
Schlumberger	153,545	2,389,160
SEI Investments	68,056	3,451,800
†Under Armour Class A	338,361	3,799,794
Visa Class A	74,286	14,854,972
Yum! Brands	26,797	2,446,566
		166,530,214
Total Common Stock (Cost $255,485,960)		331,106,970

MONEY MARKET FUND–1.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	3,624,983	3,624,983
Total Money Market Fund (Cost $3,624,983)		3,624,983

TOTAL INVESTMENTS–99.98% (Cost $259,110,943)	334,731,953
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	52,864
NET ASSETS APPLICABLE TO 23,070,854 SHARES OUTSTANDING–100.00%	$334,784,817

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$23,075,226	$—	$—	$23,075,226
Brazil	5,246,481	—	—	5,246,481
China	43,733,610	13,931,039	—	57,664,649
Denmark	—	3,479,818	—	3,479,818
France	—	2,669,006	—	2,669,006
Japan	—	7,062,487	—	7,062,487
Netherlands	5,811,902	13,357,746	—	19,169,648
Switzerland	—	26,974,070	—	26,974,070
United Kingdom	—	19,235,371	—	19,235,371
United States	166,530,214	—	—	166,530,214
Money Market Fund	3,624,983	—	—	3,624,983
Total Investments	$248,022,416	$86,709,537	$—	$334,731,953
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund–3